Production costs by nature	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Production costs by nature [Text Block]
7.	Production costs by nature

	Year ended December 31,
	2017	2016
	$	$
Raw materials and consumables	50,925	36,182
Salary and employee benefits	21,932	17,375
Contractors (net of deferred stripping costs (note 17(c))	37,742	43,515
Change in inventories	2,345	(11,417)
Insurance, government fees, permits and other	3,684	3,033
Total Production costs	116,628	88,688

The Company is party to an operating lease for mining services performed at the AGM by a contractor. The lease term is until December 31, 2020 and there are no specific renewal terms attached to the lease.